Segment Results - Corporate Divisions - Corporate & Other (Detail) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026 EUR (€) employee	Mar. 31, 2026 EUR (€)	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Disclosure of operating segments [line items]
Net revenues		€ 9,168		€ 8,339	€ 16,985	€ 16,471
Provision for credit losses		460	€ 519	423	979	894
Noninterest expenses:
Compensation and benefits		3,108		2,894	6,037	5,935
General and administrative expenses		2,233		2,065	4,415	4,245
Impairment of goodwill and other intangible assets		0		0	0	0
Restructuring activities		(1)		0	0	(5)
Total noninterest expenses		5,340		4,959	10,451	10,175
Noncontrolling interests		0		0	0	0
Profit (loss) before tax		3,368		2,957	5,555	5,402
Corporate & Other
Disclosure of operating segments [line items]
Net revenues		754		660	13	396
Provision for credit losses		70		25	72	37
Noninterest expenses:
Compensation and benefits		874		873	1,711	1,769
General and administrative expenses		(664)		(736)	(1,329)	(1,422)
Impairment of goodwill and other intangible assets		0		0	0	0
Restructuring activities		0		0	0	0
Total noninterest expenses		210		137	382	348
Noncontrolling interests		(64)		(65)	(142)	(127)
Profit (loss) before tax		€ 537		€ 563	€ (299)	€ 138
Total employees (full-time equivalent) | employee	[1],[2]	37,429		36,348	37,429	36,348
Risk-weighted assets (RWA)	[1]	€ 33,000		€ 31,000	€ 33,000	€ 31,000

[1]	As of quarter-end
[2]	The total employee numbers reported in Corporate & Other also include employees from infrastructure functions that are allocated to other segments. As a result, the sum of full‑time equivalents reported for the individual segments does not reconcile to the Group’s total headcount